Note 13 - Property, Plant and Equipment - Property, Plant and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Property, plant and equipment	$ 1,205	$ 2,486	$ 2,951
Property, plant and equipment	2,951	2,575	2,486
Property, plant and equipment	(1,205)	(2,486)	(2,951)
Property, plant and equipment	(2,951)	(2,575)	(2,486)
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	(2,172)	(3,063)	(2,548)
Change in accounting policy (Note 2.18)	(195)
Property, plant and equipment	(2,367)
Foreign exchange	25	(271)	37
Additions	(214)	(1,089)	(898)
Disposals	8	444	346
Property, plant and equipment	(2,548)	(3,979)	(3,063)
Property, plant and equipment	2,172	3,063	2,548
Change in accounting policy (Note 2.18)	195
Property, plant and equipment	2,367
Foreign exchange	(25)	271	(37)
Charge for the period	214	1,089	898
Disposals	(8)	(444)	(346)
Property, plant and equipment	2,548	3,979	3,063
Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	3,377	5,549	5,499
Change in accounting policy (Note 2.18)	1,781
Property, plant and equipment	5,158
Foreign exchange	(51)	426	(113)
Additions	400	938	1,163
Disposals	(8)	(565)	(1,000)
Acquisitions from business combinations		206
Property, plant and equipment	5,499	6,554	5,549
Property, plant and equipment	(3,377)	(5,549)	(5,499)
Change in accounting policy (Note 2.18)	(1,781)
Property, plant and equipment	(5,158)
Foreign exchange	51	(426)	113
Charge for the period	(400)	(938)	(1,163)
Disposals	8	565	1,000
Property, plant and equipment	(5,499)	(6,554)	(5,549)
Computer equipment [member]
Statement Line Items [Line Items]
Property, plant and equipment	163	103	141
Property, plant and equipment	141	163	103
Property, plant and equipment	(163)	(103)	(141)
Property, plant and equipment	(141)	(163)	(103)
Computer equipment [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	(380)	(373)	(404)
Change in accounting policy (Note 2.18)	(0)
Property, plant and equipment	(380)
Foreign exchange	3	(31)	7
Additions	(27)	(66)	(55)
Disposals	0	71	79
Property, plant and equipment	(404)	(399)	(373)
Property, plant and equipment	380	373	404
Change in accounting policy (Note 2.18)	0
Property, plant and equipment	380
Foreign exchange	(3)	31	(7)
Charge for the period	27	66	55
Disposals	0	(71)	(79)
Property, plant and equipment	404	399	373
Computer equipment [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	543	476	545
Change in accounting policy (Note 2.18)	0
Property, plant and equipment	543
Foreign exchange	(5)	41	(11)
Additions	7	125	36
Disposals	0	(80)	(94)
Acquisitions from business combinations		0
Property, plant and equipment	545	562	476
Property, plant and equipment	(543)	(476)	(545)
Change in accounting policy (Note 2.18)	0
Property, plant and equipment	(543)
Foreign exchange	5	(41)	11
Charge for the period	(7)	(125)	(36)
Disposals	(0)	80	94
Property, plant and equipment	(545)	(562)	(476)
Motor vehicles [member]
Statement Line Items [Line Items]
Property, plant and equipment	550	527	344
Property, plant and equipment	344	598	527
Property, plant and equipment	(550)	(527)	(344)
Property, plant and equipment	(344)	(598)	(527)
Motor vehicles [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	(1,079)	(836)	(937)
Change in accounting policy (Note 2.18)	123
Property, plant and equipment	(956)
Foreign exchange	12	(85)	15
Additions	(1)	(206)	(171)
Disposals	8	157	257
Property, plant and equipment	(937)	(970)	(836)
Property, plant and equipment	1,079	836	937
Change in accounting policy (Note 2.18)	(123)
Property, plant and equipment	956
Foreign exchange	(12)	85	(15)
Charge for the period	1	206	171
Disposals	(8)	(157)	(257)
Property, plant and equipment	937	970	836
Motor vehicles [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	1,629	1,363	1,282
Change in accounting policy (Note 2.18)	(371)
Property, plant and equipment	1,258
Foreign exchange	(13)	145	(26)
Additions	45	230	359
Disposals	(8)	(174)	(252)
Acquisitions from business combinations		4
Property, plant and equipment	1,282	1,568	1,363
Property, plant and equipment	(1,629)	(1,363)	(1,282)
Change in accounting policy (Note 2.18)	371
Property, plant and equipment	(1,258)
Foreign exchange	13	(145)	26
Charge for the period	(45)	(230)	(359)
Disposals	8	174	252
Property, plant and equipment	(1,282)	(1,568)	(1,363)
Plant and Equipment [Member]
Statement Line Items [Line Items]
Property, plant and equipment	383	485	585
Property, plant and equipment	585	739	485
Property, plant and equipment	(383)	(485)	(585)
Property, plant and equipment	(585)	(739)	(485)
Plant and Equipment [Member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	(645)	(747)	(655)
Change in accounting policy (Note 2.18)	(0)
Property, plant and equipment	(645)
Foreign exchange	7	(70)	11
Additions	(17)	(167)	(107)
Disposals	0	112	4
Property, plant and equipment	(655)	(872)	(747)
Property, plant and equipment	645	747	655
Change in accounting policy (Note 2.18)	0
Property, plant and equipment	645
Foreign exchange	(7)	70	(11)
Charge for the period	17	167	107
Disposals	0	(112)	(4)
Property, plant and equipment	655	872	747
Plant and Equipment [Member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	1,029	1,232	1,240
Change in accounting policy (Note 2.18)	0
Property, plant and equipment	1,029
Foreign exchange	(11)	26	(26)
Additions	222	395	189
Disposals	0	(156)	(171)
Acquisitions from business combinations		114
Property, plant and equipment	1,240	1,611	1,232
Property, plant and equipment	(1,029)	(1,232)	(1,240)
Change in accounting policy (Note 2.18)	0
Property, plant and equipment	(1,029)
Foreign exchange	11	(26)	26
Charge for the period	(222)	(395)	(189)
Disposals	(0)	156	171
Property, plant and equipment	(1,240)	(1,611)	(1,232)
Fixtures and fittings [member]
Statement Line Items [Line Items]
Property, plant and equipment	108	109	116
Property, plant and equipment	116	66	109
Property, plant and equipment	(108)	(109)	(116)
Property, plant and equipment	(116)	(66)	(109)
Fixtures and fittings [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	(68)	(86)	(74)
Change in accounting policy (Note 2.18)	(0)
Property, plant and equipment	(68)
Foreign exchange	(0)	(8)	1
Additions	(6)	(8)	(13)
Disposals	0	46	0
Property, plant and equipment	(74)	(56)	(86)
Property, plant and equipment	68	86	74
Change in accounting policy (Note 2.18)	0
Property, plant and equipment	68
Foreign exchange	0	8	(1)
Charge for the period	6	8	13
Disposals	0	(46)	0
Property, plant and equipment	74	56	86
Fixtures and fittings [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	176	195	190
Change in accounting policy (Note 2.18)	0
Property, plant and equipment	176
Foreign exchange	(2)	18	(4)
Additions	16	6	9
Disposals	0	(97)	0
Acquisitions from business combinations		0
Property, plant and equipment	190	122	195
Property, plant and equipment	(176)	(195)	(190)
Change in accounting policy (Note 2.18)	0
Property, plant and equipment	(176)
Foreign exchange	2	(18)	4
Charge for the period	(16)	(6)	(9)
Disposals	(0)	97	(0)
Property, plant and equipment	(190)	(122)	(195)
Leasehold improvements [member]
Statement Line Items [Line Items]
Property, plant and equipment	0	1,262	1,764
Property, plant and equipment	1,764	1,009	1,262
Property, plant and equipment	0	(1,262)	(1,764)
Property, plant and equipment	(1,764)	(1,009)	(1,262)
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	(0)	(1,021)	(478)
Change in accounting policy (Note 2.18)	(318)
Property, plant and equipment	(318)
Foreign exchange	3	(77)	3
Additions	(163)	(642)	(552)
Disposals	0	58	16
Property, plant and equipment	(478)	(1,682)	(1,021)
Property, plant and equipment	0	1,021	478
Change in accounting policy (Note 2.18)	318
Property, plant and equipment	318
Foreign exchange	(3)	77	(3)
Charge for the period	163	642	552
Disposals	0	(58)	(16)
Property, plant and equipment	478	1,682	1,021
Leasehold improvements [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	0	2,283	2,242
Change in accounting policy (Note 2.18)	2,152
Property, plant and equipment	2,152
Foreign exchange	(20)	196	(46)
Additions	110	182	570
Disposals	0	(58)	(483)
Acquisitions from business combinations		88
Property, plant and equipment	2,242	2,691	2,283
Property, plant and equipment	0	(2,283)	(2,242)
Change in accounting policy (Note 2.18)	(2,152)
Property, plant and equipment	(2,152)
Foreign exchange	20	(196)	46
Charge for the period	(110)	(182)	(570)
Disposals	(0)	58	483
Property, plant and equipment	$ (2,242)	$ (2,691)	$ (2,283)